As filed with the Securities and Exchange Commission on June 16, 2006

                                                    Registration No. ___________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. ___

                      [ ] Post-Effective Amendment No. ___

                        (Check appropriate Box or Boxes)

                                  Turner Funds
               (Exact Name of Registrant as Specified in Charter)

                          c/o The CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                    (Address of Principal Executive Offices)

                                  610-251-0268
              (Registrant's Telephone Number, including Area Code)
                          ____________________________


Name and Address of Agent for Service:          with a copy to:

Michael P. Malloy                               Brian F. McNally
Drinker Biddle & Reath LLP                      Turner Investment Partners, Inc.
18th and Cherry Streets                         1205 Westlakes Dr., Suite 100
Philadelphia, PA 19103                          Berwyn, PA 19312-2414

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Units of beneficial interest

It is proposed that this filing will become effective on July 16, 2006 pursuant to Rule 488.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                  TURNER FUNDS
                                    FORM N-14
                              CROSS REFERENCE SHEET


ITEM NO.                                                      HEADING
--------                                                      --------
PART A

1.    Beginning of Registration Statement
      and Outside Front Cover Page of Prospectus............  Cover Page of Registration Statement;
                                                              Cross-Reference Sheet; Front Cover Page of Combined
                                                              Proxy Statement/Prospectus

2.    Beginning and Outside
      Back Cover Page of Prospectus.........................  Table of Contents

3.    Fee Table, Synopsis Information and Risk Factors......  Summary; Board's Consideration of the
                                                              Reorganization; The Reorganization; Federal Income
                                                              Tax Consequences of the Reorganization; Comparative
                                                              Fees and Expenses; Voting Information; Principal
                                                              Risk Factors; Risks of Investing in the Technology
                                                              Fund and the New Enterprise Fund

4.    Information About the Transaction.....................  Information about Reorganization; Trustees'
                                                              Considerations; The Plan of Reorganization;
                                                              Description of the Securities to be Issued; Federal
                                                              Income Tax Consequences; Capitalization

5.    Information About the Registrant......................  Summary; Comparative Fees and Expenses; Principal
                                                              Risk Factors; Comparison of Technology and New
                                                              Enterprise Funds; Investment Objectives and
                                                              Principal Investment Strategies; Other Investment
                                                              Practices and Investment Securities of the
                                                              Technology Fund and the New Enterprise Fund;
                                                              Investment Adviser and Advisory Fee Information;
                                                              Other Service Providers; Administration
                                                              Arrangements; Dividends and Other Distributions;
                                                              Additional Information About the Technology Fund
                                                              and New Enterprise Fund; Financial Highlights;
                                                              Materials Incorporated by Reference

6.    Information About the Fund
      Being Acquired........................................  Summary; Comparative Fees and Expenses; Principal
                                                              Risk Factors; Comparison of Technology and New
                                                              Enterprise Funds; Investment Objectives and
                                                              Principal Investment Strategies; Other Investment
                                                              Practices and Investment Securities of the
                                                              Technology Fund and the New Enterprise Fund;
                                                              Investment Adviser and Advisory Fee Information;
                                                              Other Service Providers; Administration
                                                              Arrangements; Dividends and Other Distributions;
                                                              Additional Information About the Technology Fund
                                                              and New Enterprise Fund; Financial Highlights;
                                                              Materials Incorporated by Reference

7.    Voting Information....................................  Voting Information


ITEM NO.                                                      HEADING
--------                                                      --------
8.    Interest of Certain Persons
      and Experts...........................................  Not Applicable

9.    Additional Information Required
      for Reoffering by Persons Deemed
      to be Underwriters....................................  Not Applicable


PART B
------

10.   Cover Page............................................  Cover Page

11.   Table of Contents.....................................  Not Applicable

12.   Additional Information
      About the Registrant..................................  Incorporation of Documents by Reference into the
                                                              Statement of Additional Information

13.   Additional Information
      About the Fund Being
      Acquired..............................................  Incorporation of
                                                              Documents by
                                                              Reference into the
                                                              Statement of
                                                              Additional
                                                              Information

14.   Financial Statements..................................  PRO FORMA Financial Information


PART C
------

Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                  TURNER FUNDS

                             Turner Technology Fund

                         1205 Westlakes Drive, Suite 100
                           Berwyn, Pennsylvania 19312

                                                                   July __, 2006

Dear Shareholder:

         On behalf of the Board of Trustees of the Turner Funds (the "Trust"), we are pleased to invite you to a special meeting of shareholders of the Turner Technology Fund (the "Technology Fund") to be held at 11:00 a.m. (Eastern time) on September 21, 2006 at the offices of Turner Investment Partners, Inc. ("Turner"), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312 (the "Special Meeting"). At the Special Meeting, you will be asked to approve a Plan of Reorganization, dated as of May 18, 2006 (the "Plan of Reorganization") which contemplates the reorganization of the Technology Fund into the Turner New Enterprise Fund (the "New Enterprise Fund") The Technology Fund and the New Enterprise Fund are sometimes referred to as the "Funds."

         THE TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMEND THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

o SIMILAR INVESTMENT OBJECTIVES AND POLICIES; SAME LEAD PORTFOLIO MANAGER AND INVESTMENT ADVISER

         The investment objectives of the Technology Fund and the New Enterprise Fund are identical - long term capital appreciation. The Technology Fund seeks to achieve its objective by investing primarily in common stocks of companies that have developed or are developing new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. The New Enterprise Fund seeks to achieve its objective by investing primarily in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed, and therefore is less focused on the technology sector.

         Turner Investment Partners, Inc. serves as investment adviser to each of the Funds, with Christopher McHugh as lead portfolio manager for the portfolio management team of each of the Funds.

o        LOWER TOTAL OPERATING EXPENSES; NO SALES LOADS

         Taking into account fee waivers and expense reimbursements, the total operating expense ratio for the Turner New Enterprise Fund is lower than that of the Turner Technology Fund. Both Funds have "fulcrum fees" with identical base rates, although the performance adjustments and indices upon which the fulcrum fees are based differ. There will be no sales loads imposed in connection with the reorganization.

o        STRONGER RECENT RELATIVE PERFORMANCE

         Although past performance is no assurance of future results, the recent investment performance of the New Enterprise Fund has generally been stronger than that of the Technology Fund.

o        POTENTIAL ECONOMIES OF SCALE

         Shareholders of both the Technology Fund and New Enterprise Fund should benefit from the greater efficiencies and economies of scale that can result from an investment in a larger combined fund, including potential lower expense ratios and greater portfolio management efficiencies. After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to the Trust, the Funds and Turner, the Trustees determined that the reorganization is in the best interests of the New Enterprise and Technology Funds and that the interests of the existing shareholders of those Funds would not be diluted as a result of the reorganization.

         The New Enterprise Fund shares you receive in the reorganization will have the same total dollar value as the total dollar value of the Technology Fund shares that you held immediately prior to the reorganization. The net asset value of the Technology Fund will not be affected by the reorganization. That means that the reorganization will not result in a dilution of any shareholder's interest. Therefore, the market value of your shares will remain the same, although the number of shares you own after the reorganization may change. THE EXCHANGE OF TECHNOLOGY FUND SHARES FOR NEW ENTERPRISE FUND SHARES IS INTENDED TO BE TAX-FREE UNDER FEDERAL INCOME TAX LAWS.

         For more information about the reorganization, please carefully review the enclosed materials. The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus, a Proxy Ballot and a Fund prospectus are enclosed.

         Please return your Proxy Ballot or follow the instructions in the enclosed materials to vote on-line or by telephone so that your vote will be counted.

         YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT TODAY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU ALSO MAY VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED IN THE ENCLOSED MATERIALS.

         If you have any questions about the reorganization, please do not hesitate to contact the Trust toll free at 1-800-224-6312.

         We look forward to your attendance at the Special Meeting or receiving your proxy card(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

                                                     Sincerely,

                                                     Thomas R. Trala
                                                     President

                                  TURNER FUNDS
                                  JULY __, 2006

                               QUESTIONS & ANSWERS


FOR SHAREHOLDERS OF THE TECHNOLOGY FUND:

         The following questions and answers provide an overview of the proposal to reorganize the Technology Fund into the New Enterprise Fund. We also encourage you to read the full text of the combined proxy statement/prospectus (the "Proxy/Prospectus") that follows.

--------------------------------------------------------------------------------

Q:       WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE UPON?

A: Shareholders of the Turner Technology Fund (the "Technology Fund") are being asked in the attached Proxy/Prospectus to consider and approve a proposal to reorganize that Fund into the Turner New Enterprise Fund (the "New Enterprise Fund").

Q. WHY HAS THE REORGANIZATION OF THE TECHNOLOGY FUND INTO THE NEW ENTERPRISE FUND BEEN RECOMMENDED?

A: The Trustees of the Trust (the "Trustees"), including those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have determined that the reorganization of the Technology Fund into the New Enterprise Fund is in the best interest of the shareholders of each of the Technology Fund and the New Enterprise Fund and that interests of the existing shareholders of the Technology Fund and the New Enterprise Fund will not be diluted as a result of the reorganization. Shareholders of both the Technology Fund and New Enterprise Fund should benefit from the greater efficiencies that are expected to result from the reorganization. While the gross total operating expenses of the New Enterprise Fund after the reorganization are expected to be higher than the current gross total operating expenses of the Technology Fund, the net total operating expenses of the New Enterprise Fund are lower than those of the Technology Fund in light of Turner's contractual commitment to limit expenses of the New Enterprise Fund through November 2007.

         The Trustees reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to the reorganization. The Trustees also considered that neither the Technology Fund nor the New Enterprise Fund will bear any direct fees or expenses in connection with the reorganization. Under the Plan of Reorganization, dated as of May 18, 2006 (the "Plan of Reorganization"), which contemplates the reorganization of the Technology Fund into the New Enterprise Fund, all of the fees and expenses in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization whether or not the transactions contemplated are concluded will be paid by Turner.

Q:       WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?

A: The Special Meeting of shareholders to consider the proposal is scheduled to occur on September 21, 2006. If all necessary approvals are obtained, the proposed reorganization will likely take place on September 29, 2006.

Q:       WHO WILL RECEIVE THE PROXY/PROSPECTUS MATERIAL?

A: The Proxy/Prospectus has been mailed to all persons and entities that held shares of record in the Technology Fund on July __, 2006. Please note that in some cases record ownership of and/or voting authority over Technology Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.

Q:       HOW IS THE TECHNOLOGY FUND PROPOSED TO BE REORGANIZED?

A: The Plan of Reorganization, approved by the Trustees, contemplates the reorganization of the Technology Fund into the New Enterprise Fund. If the reorganization is approved by shareholders, Technology Fund shareholders who do not wish to have their Technology Fund shares exchanged for shares of the New Enterprise Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q: WHAT ARE THE COSTS AND FEDERAL TAX IMPLICATIONS TO SHAREHOLDERS IN CONNECTION WITH THE PROPOSED REORGANIZATION?

A: The Trust will not bear any direct fees or expenses in connection with the reorganization. Under the Plan of Reorganization, Turner has agreed to pay all of the fees and expenses in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization whether or not the transactions contemplated are concluded.

         The exchange of Technology Fund shares for New Enterprise Fund shares is intended to be tax-free under federal income tax laws, and is conditioned on receipt of a tax opinion to that effect. Nonetheless, the sale of securities by the Technology Fund prior to the reorganization, whether in the ordinary course of business or in anticipation of the reorganization, may increase the amount of the final distribution made by the Technology Fund prior to the reorganization. Immediately prior to the reorganization, the Technology Fund will declare and pay a final distribution to shareholders of all of the Technology Fund's remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the reorganization.

                                  TURNER FUNDS

                             Turner Technology Fund
                         1205 Westlakes Drive, Suite 100
                           Berwyn, Pennsylvania 19312

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON SEPTEMBER 21, 2006

To Shareholders of the Turner Technology Fund:

         NOTICE IS GIVEN THAT a special meeting (the "Special Meeting") of the shareholders of the Turner Technology Fund (the "Technology Fund") of the Turner Funds (the "Trust"), will be held at 11:00 a.m. (Eastern time), on September 21, 2006 at the offices of Turner Investment Partners, Inc. ("Turner"), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312 for the purpose of considering and voting upon:

         ITEM 1. A proposal to approve a Plan of Reorganization which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Technology Fund to the Turner New Enterprise Fund (the "New Enterprise Fund") in exchange for shares of the New Enterprise Fund; and (2) the distribution of the shares of the New Enterprise Fund to the shareholders of the Technology Fund in liquidation of the Technology Fund.

         Item 1 is described in the attached Combined Proxy
Statement/Prospectus. THE TRUSTEES OF THE TRUST (THE "TRUSTEES") UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         Shareholders of record as of the close of business on July __, 2006 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

         YOU ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY BALLOT THAT IS BEING SOLICITED BY THE TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. YOU ALSO MAY RETURN PROXIES BY: 1) TOUCH-TONE VOTING OR 2) VOTING ON-LINE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE TRUST A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                        By Order of the Board of Trustees,


                                                        Thomas R. Trala
                                                        President, Turner Funds

         WE NEED YOUR PROXY VOTE IMMEDIATELY. YOU MAY THINK THAT YOUR VOTE IS NOT IMPORTANT, BUT IT IS. BY LAW, THE SPECIAL MEETING WILL HAVE TO BE ADJOURNED WITH RESPECT TO THE TECHNOLOGY FUND WITHOUT CONDUCTING ANY BUSINESS IF SHARES REPRESENTING A MAJORITY INTEREST IN THE TECHNOLOGY FUND ENTITLED TO VOTE IN PERSON OR BY PROXY AT THE MEETING ARE NOT REPRESENTED AT THE MEETING. IN THAT EVENT, THE TRUST WOULD CONTINUE TO SOLICIT VOTES FOR A CERTAIN PERIOD OF TIME IN AN ATTEMPT TO ACHIEVE A QUORUM. YOUR VOTE COULD BE CRITICAL IN ALLOWING THE TRUST TO HOLD THE SPECIAL MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY BALLOT IMMEDIATELY OR VOTE ON-LINE OR BY TELEPHONE.

                       COMBINED PROXY STATEMENT/PROSPECTUS
                                  JULY __, 2006



                                  TURNER FUNDS
                         1205 WESTLAKES DRIVE, SUITE 100
                           BERWYN, PENNSYLVANIA 19312
                                 1-800-224-6312


         This combined proxy statement/prospectus ("Proxy/Prospectus") is being sent to shareholders of the Turner Technology Fund (the "Technology Fund"), a series of the Turner Funds, a Massachusetts business trust (the "Trust"). The Trust's Trustees (The "Trustees" or "Turner Trustees") have called a Special Meeting of Shareholders (the "Special Meeting") at the offices of Turner Investment Partners, Inc. ("Turner") on September 21, 2006 at 11:00 a.m. Eastern time.

         At the Special Meeting, shareholders will be asked:

         o     To approve a Plan of Reorganization dated as of May 18, 2006
               (the "Plan of Reorganization") which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Technology Fund to the Turner New Enterprise Fund (the "New Enterprise Fund") in exchange for the shares of the New Enterprise Fund; and (2) the distribution of the shares of the New Enterprise Fund to shareholders of the Technology Fund in liquidation of the Technology Fund.

         PLAN OF REORGANIZATION. The Plan of Reorganization, which is attached as Appendix A, provides for the transfer of all of the assets and liabilities of the Technology Fund to the New Enterprise Fund in exchange for Class I shares of the New Enterprise Fund. As a result of the reorganization, shareholders of the Technology Fund will become shareholders of the New Enterprise Fund (the Technology Fund and New Enterprise Fund are sometimes referred to as "Funds"). The transactions contemplated by the Plan of Reorganization are referred to collectively as the "Reorganization."

         This Proxy/Prospectus sets forth concisely the information that a Technology Fund shareholder should know before voting on the Reorganization and investing in the New Enterprise Fund, and should be retained for future reference. It is both a proxy statement for the Special Meeting and a prospectus for the New Enterprise Fund.

         Additional information is set forth in the Statement of Additional Information dated _____________ relating to this Proxy/Prospectus and in the prospectus, as supplemented, dated January 31, 2006 for the Turner Funds which is incorporated herein by reference. This document is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling the Trust at the telephone number stated above or by writing the Trust at the following address: Turner Funds, 1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania 19312. In addition, a current prospectus accompanies this Proxy/Prospectus.

         The Annual Report for the Funds for the fiscal year ended September 30, 2005 and the Semi-Annual Report for the Funds for the period ended March 31, 2006 can be obtained without charge by calling or writing the Trust at the telephone number or address stated above. Each of these documents together with other information about the Funds is also available on the SEC's website at www.sec.gov.

         This Proxy/Prospectus is expected to be first sent to shareholders on or about July __, 2006. Turner Investment Parners, Inc. ("Turner") has retained MIS Corp. ("MIS") to provide solicitation services in connection with the Special Meeting at an estimated cost of $15,000.00. Turner will pay for this expense.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS

SUMMARY..........................................................................................................1

         Board's Consideration of the Reorganization.............................................................1
         The Reorganization......................................................................................1
         Federal Income Tax Consequences of the Reorganization...................................................2
         Comparative Fees and Expenses...........................................................................3
         Voting Information......................................................................................7

PRINCIPAL RISK FACTORS...........................................................................................8

         Risks of Investing in the Technology Fund and the New Enterprise Fund...................................8

INFORMATION ABOUT THE REORGANIZATION............................................................................10

         Trustees' Considerations...............................................................................10
         The Plan of Reorganization.............................................................................12
         Description of the Securities to be Issued.............................................................13
         Federal Income Tax Consequences........................................................................13
         Capitalization.........................................................................................16

COMPARISON OF TECHNOLOGY AND NEW ENTERPRISE FUNDS...............................................................16

         Investment Objectives and Principal Investment Strategies..............................................16
         Other Investment Practices and Investment Securities of the Technology Fund and
            the New Enterprise Fund.............................................................................17
         Investment Adviser and Advisory Fee Information........................................................18
         Other Service Providers................................................................................20
         Administration Arrangements............................................................................20
         Dividends and Other Distributions......................................................................20

ADDITIONAL INFORMATION ABOUT THE TECHNOLOGY FUND AND NEW ENTERPRISE FUND........................................20

         Financial Highlights...................................................................................20
         Materials Incorporated By Reference....................................................................21

VOTING INFORMATION..............................................................................................21

         General Information....................................................................................21
         Shareholder and Board Approvals........................................................................22
         Quorum and Adjournment.................................................................................22
         Principal Shareholders.................................................................................23



                                        i

OTHER INFORMATION...............................................................................................23

         Shareholder Proposals..................................................................................23
         Other Business.........................................................................................23
         Available Information..................................................................................24
         Experts................................................................................................24

SHAREHOLDER INQUIRIES...........................................................................................24

APPENDIX A.....................................................................................................A-1

                                     SUMMARY

         The following is a summary of certain information contained in this Proxy/Prospectus and the Plan of Reorganization. The Plan of Reorganization governs the terms of the Reorganization and is attached as Appendix A.

BOARD'S CONSIDERATION OF THE REORGANIZATION

         At a meeting held on May 18, 2006, the Turner Trustees considered the Plan of Reorganization and the Reorganization of the Technology Fund into the New Enterprise Fund. Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Trustees, including all of the non-interested Trustees (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), who were represented by independent legal counsel, determined that participation in the Reorganization, as contemplated by the Plan of Reorganization, was in the best interests of the shareholders of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. For additional information, see "Information About the Reorganization and - Board Considerations."

         THE TRUSTEES UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE TECHNOLOGY FUND APPROVE THE PLAN OF REORGANIZATION.

THE REORGANIZATION

         As set forth in the Plan of Reorganization, the Reorganization between the Technology Fund and the New Enterprise Fund would involve:

o The acquisition of all of the assets of the Technology Fund by the New Enterprise Fund and the assumption by the New Enterprise Fund of all of the liabilities of the Technology Fund, in exchange for Class I shares of the New Enterprise Fund having an aggregate value equal to the aggregate net asset value of Class I shares of the Technology Fund as of the close of business on the business day immediately preceding the effective time of the Reorganization;

o The distribution of the New Enterprise Fund's Class I shares to each holder of the Technology Fund's Class I shares as of the effective time of the Reorganization; and

o      The complete liquidation of the Technology Fund.

         As a result of the Reorganization, each Technology Fund shareholder will become a shareholder of the New Enterprise Fund and will hold, immediately after the Reorganization, New Enterprise Fund shares having a total dollar value equal to the total dollar value of the shares such shareholder held in the Technology Fund immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganization is intended to be tax-free under federal income tax laws.

         If approved, the Reorganization will occur as of the opening of business on or about September 29, 2006, or another date selected by the Trust. Approval of the Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding voting interests of the Technology Fund or (2) 67% or more of the voting interests of the Technology Fund present at the Special Meeting if more than 50% of the outstanding voting interests of the Technology Fund are represented at the Special Meeting in person or by proxy. See "Information about the Reorganization" and "Voting Information" below.

         In May 2006, Turner presented to the Turner Trustees for their consideration a proposal to reorganize the Technology Fund into the New Enterprise Fund. Representatives of Turner explained that the Technology Fund was not expected to reach the necessary scale needed in order to reduce expenses for the Fund's shareholders. After review and evaluation of the possible alternatives, Turner was recommending that the Trustees consider the Reorganization.

         At that meeting, the Trustees reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to the Trust, the Funds and Turner. For the reasons cited above and the additional reasons set forth below under "Information About the Reorganization - Turner Trustees' Considerations," the Trustees unanimously recommend the approval of the proposed Reorganization by Technology Fund shareholders.

         Turner anticipates selling a portion of the Technology Fund's portfolio holdings shortly prior to or after the Reorganization. To the extent that the Technology Fund's securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the New Enterprise Fund may hold. The sale of securities either prior to the Reorganization or shortly thereafter could result in the Technology Fund or the New Enterprise Fund realizing gains, and making taxable distributions to shareholders attributable to those gains, that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs to be borne by the Technology Fund.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

         It is intended that the Reorganization will not result in the recognition, for federal income tax purposes, of gain or loss by the Technology Fund, the New Enterprise Fund or their respective shareholders. Nonetheless, the sale of securities by the Technology Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, may increase the amount of the final distribution made by the Technology Fund prior to the Reorganization. Immediately prior to the Reorganization, the Technology Fund will declare and pay a distribution to shareholders of all of the Technology Fund's remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization.

         As a condition to the closing of the Reorganization, the Trust will receive an opinion from its counsel, Drinker Biddle & Reath LLP, (based on certain facts, qualifications, assumptions and representations) to the effect that the Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of section 368(a) of the Internal Revenue Code (the "Code"). See "Information About the Reorganization - Federal Income Tax Consequences," below.

COMPARATIVE FEES AND EXPENSES

         TECHNOLOGY FUND AND NEW ENTERPRISE FUND EXPENSES

         EXPENSE RATIO TABLES. Expenses of mutual funds are often measured by their expense ratios (I.E., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the Technology Fund and New Enterprise Fund differ on a gross and net basis.

         The following table: (1) compares the fees and expenses for the Technology Fund and the New Enterprise Fund and (2) shows the estimated fees and expenses for the New Enterprise Fund on a PRO FORMA basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the Technology Fund and the New Enterprise Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project levels but actual expenses may be greater or less than those shown.

         The annual operating expenses of the Technology Fund are based on actual expenses for the twelve months ended March 31, 2006. The annual operating expenses of the New Enterprise Fund have been restated to reflect a contractual expense limitation that Turner agreed to effective May 19, 2006. The Combined Fund PRO FORMA expense ratios are constructed by assuming that the Reorganization occurred on March 31, 2006 but assume that the fee waiver was in effect.

         For financial statement purposes the New Enterprise Fund will be the accounting survivor of the Reorganization. As the accounting survivor, the New Enterprise Fund's operating history will be used for financial reporting purposes.

         EXAMPLE TABLE. Following the expense ratio table are expense examples intended to help you compare and contrast the cost of investing in: (1) the Technology Fund as it currently exists, (2) the New Enterprise Fund as it currently exists, and (3) the New Enterprise Fund if it acquires the Technology Fund (i.e., the "PRO FORMA" figure).

         The examples depict the dollar amount of expenses on a hypothetical investment in each of the Funds for the periods shown. In the "PRO FORMA" line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the examples do not reflect any expense waivers or reimbursements.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                           NEW ENTERPRISE FUND
                                                                 TECHNOLOGY FUND   NEW ENTERPRISE FUND        CLASS I SHARES
                                                                 CLASS I SHARES       CLASS I SHARES           (PRO FORMA)
                                                                 --------------       --------------          ---------------

Maximum Sales Charge (load) Imposed on
Purchases (as a percentage of offering price)................         None               None                      None

Redemption Fee (as a percentage of amount
redeemed, if applicable) ...................................          None              2.00%(1)                  2.00%(1)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                                                           NEW ENTERPRISE FUND
                                                                 TECHNOLOGY FUND   NEW ENTERPRISE FUND        CLASS I SHARES
                                                                 CLASS I SHARES       CLASS I SHARES           (PRO FORMA)
                                                                 --------------       --------------          ---------------
Investment Advisory Fees.....................................       1.10%(2)            1.10%(3)                  1.10%(3)
Distribution (12b-1) Fees....................................        None                None                      None
Other Expenses...............................................       0.29%               0.69%                     0.46%
TOTAL ANNUAL FUND OPERATING EXPENSES.........................       1.39%(4)            1.79%                     1.56%
Fee Waivers and Expense Reimbursements.......................         --              (0.44)%                   (0.21)%
NET TOTAL OPERATING EXPENSES.................................       1.39%               1.35%(5)                  1.35%(5)


------------
1 Applies to redemptions within 90 days of purchase. At this time, purchases of Class I Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee.
2 The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the PSE Technology 100 Index and may range from 0.70% to 1.50% depending on the Fund's performance. As of March 31, 2006, the advisory fee was 0.90% after performance adjustments.
3 The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the Nasdaq Composite Index and may range from 0.70% to 1.50% depending on the Fund's performance. As of March 31, 2006, the advisory fee was 1.37% after performance adjustments.
4 Turner has voluntarily committed to waive fees and reimburse expenses to keep the Fund's "Total Other Expenses" from exceeding 0.50%. Turner may discontinue this arrangement at any time but has no present intent to do so.
5 Turner has contractually agreed to waive fees and reimburse expenses to keep the Fund's "Total Other Expenses" from exceeding 0.25% through November 30, 2007. Turner may discontinue this arrangement at any time after November 30, 2007.

         EXAMPLES

         The following Examples are intended to help you compare the cost of investing in: (1) the Technology Fund as it currently exists; (2) the New Enterprise Fund as it currently exists; and (3) the New Enterprise Fund if it acquires the Technology Fund (i.e., the Combined Fund Pro Forma) with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class I Shares of the Technology Fund, New Enterprise Fund or Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Technology Fund's, New Enterprise Fund's or Combined Fund's operating expenses remain the same. The examples do not include any performance fee adjustments. The Examples do not reflect any waivers and expense limitations. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                              1 YEAR      3 YEARS    5 YEARS    10 YEARS
                                                              ------      -------    -------    --------
TURNER TECHNOLOGY FUND - CLASS I SHARES                        $142        $440       $761       $1,669

TURNER NEW ENTERPRISE FUND - CLASS I SHARES                    $137        $521       $929       $2,069

COMBINED FUND PRO FORMA                                        $137        $472       $830       $1,839

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

         Certain institutions that sell Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of the Funds for services to their customers' accounts and/or the Funds. For more information regarding such compensation, see "Distribution of Fund Shares" in the Funds' prospectus and "Distribution and Shareholder Services" in their Statement of Additional Information.

OVERVIEW OF THE TECHNOLOGY FUNDS AND NEW ENTERPRISE FUNDS

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
-----------------------------------------------------------------------

         The following chart summarizes the investment objective of the Technology Fund and the New Enterprise Fund.

TURNER TECHNOLOGY FUND:

         INVESTMENT OBJECTIVE:  Seeks long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGY: The Turner Technology Fund invests primarily (at least 80% of its net assets) in common stocks of companies that have developed or are developing new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. These securities may be traded over the counter or listed on an exchange. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies. These securities may include companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care and biotechnology sectors. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

         Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.

TURNER NEW ENTERPRISE FUND:

         INVESTMENT OBJECTIVE:  Seeks long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGY: The Turner New Enterprise Fund invests primarily (at least 80% of its net assets) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

         Although it may invest in companies of any size, the Fund generally invests in stocks of medium to large-capitalization companies and will generally purchase securities of companies with market capitalizations of at least $1 billion. The Fund will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial), and will not invest more than 25% in any one industry or group of industries. The Fund may invest up to 25% of its assets in cash or cash equivalent securities when it believes that appropriate buying opportunities are not available.

In selecting securities for the Fund, Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.

         The investment objectives, policies and restrictions of the Technology Fund are, in general, similar to those of the New Enterprise Fund. However, there are certain differences between the investment policies and restrictions of the Technology Fund and the New Enterprise Fund. For additional information, see "Comparison of the Technology Fund and New Enterprise Fund - Investment Objectives and Principal Strategies - Other Investment Practices and Investment Securities of the Technology Fund and New Enterprise Fund and Comparison of Technology Fund and New Enterprise Fund - Investment Objectives and Principal Strategies - Investment Restrictions."

         SERVICE PROVIDERS
         -----------------

         Turner Investment Partners, Inc. ("Turner") serves as investment adviser to the Funds.

         For a detailed description of the management of the Funds, including Turner and other service providers to the Funds, see "Comparison of Technology and New Enterprise Fund - Investment Adviser and Advisory Fee Information," "Comparison of Technology and New Enterprise Fund - Other Service Providers," and the Funds' prospectus which accompanies this Proxy/Prospectus.

         SHARE CLASS CHARACTERISTICS AND SHAREHOLDER TRANSACTIONS AND SERVICES
         ---------------------------------------------------------------------

         CLASS I SHARES. Class I Shares of the Funds are offered at net asset value with no front-end or contingent deferred sales charges.

         The purchase, redemption, exchange, dividend and other policies and procedures of the Technology Fund and New Enterprise Fund are identical. See the prospectus for more information.

VOTING INFORMATION

         The Turner Trustees are furnishing this Proxy/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on _________, 2006, will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see "Voting Information" below.

                             PRINCIPAL RISK FACTORS

RISKS OF INVESTING IN THE TECHNOLOGY FUND AND THE NEW ENTERPRISE FUND

         An investment in the Technology Fund or the New Enterprise Fund is subject to specific risks arising from the types of securities in which the Technology Fund or the New Enterprise Fund invests and general risks arising from investing in any mutual fund. There is no assurance that the Technology Fund the New Enterprise Fund will meet its investment objective, and investors could lose money by investing in the Technology Fund or the New Enterprise Fund. As with all mutual funds, an investment in the Technology Fund New Enterprise Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.

         All of the principal risks applicable to the Technology Fund and the New Enterprise Funds are described in the table that follows below. More information about certain types of portfolio securities and investment techniques, and their associated risks, is provided in the statement of additional information (the "SAI") of the Funds. You should consider the investment risks discussed in SAI of the Funds which are important to your investment choice.

PRINCIPAL RISK                                                                    FUNDS SUBJECT TO RISK
--------------                                                                    ----------------------
----------------------------------------------------------------------------- --- ----------------------------------------
EQUITY SECURITIES - The risk that stock prices will fall over short or            Both Funds
extended periods of time.  Historically, the equity markets have moved in cycles, and the value of a Fund's securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Funds.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

----------------------------------------------------------------------------- --- ----------------------------------------
TAX RISK -The Funds are subject to taxable income and realized capital             Both Funds
gains. Shareholder redemptions may force a Fund to sell securities at an inappropriate time, also resulting in realized gains.

----------------------------------------------------------------------------- --- ----------------------------------------

PRINCIPAL RISK                                                                    FUNDS SUBJECT TO RISK
--------------                                                                    ----------------------
INVESTMENT STYLE RISK - The Funds invest in companies Turner believes have         Both Funds
strong earnings growth potential. Turner's investment approach may be out of favor at times, causing a Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

----------------------------------------------------------------------------- --- ----------------------------------------
SMALL CAP RISK - Small capitalization companies may be more vulnerable to          Technology Fund
adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be very volatile, and price movements of Fund shares may reflect that volatility.

----------------------------------------------------------------------------- --- ----------------------------------------
MID CAP RISK - The medium capitalization companies the Fund invests in may          New Enterprise Fund
be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

----------------------------------------------------------------------------- --- ----------------------------------------
CONCENTRATION RISK - Because the Fund's investments are concentrated in           Technology Fund
issuers doing business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified. In addition, the Fund is subject to the risk that technology stocks may underperform other segments of the equity market or the equity markets as a whole.  The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing.

----------------------------------------------------------------------------- --- ----------------------------------------

PRINCIPAL RISK                                                                    FUNDS SUBJECT TO RISK
--------------                                                                    ----------------------
IPO RISK--The Funds may participate in IPOs. Some successful IPOs may have         Both Funds
a significant impact on a Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Funds will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

----------------------------------------------------------------------------- --- ----------------------------------------
PORTFOLIO TURNOVER RISK - The Funds may buy and sell securities frequently         Both Funds
as part of their investment strategies. This may result in higher transaction costs and additional tax liabilities. The Funds' portfolio turnover rates are described in the Financial Highlights.
----------------------------------------------------------------------------- --- ----------------------------------------

                      INFORMATION ABOUT THE REORGANIZATION

         Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Plan of Reorganization which is attached as Appendix A.

TRUSTEES' CONSIDERATIONS

         At a meeting held on May 18, 2006, the Trustees approved the Plan of Reorganization. The Board of Trustees is proposing the Reorganization in an attempt to reduce expenses associated with the operations of the Funds. The Board of Trustees determined that the Funds have identical investment objectives and similar strategies. The Board of Trustees considered the potential effects of the Reorganization on expense ratios over time. It was expected that the larger combined fund should realize economies of scale that may, in the long run, result in lower expense ratios. Therefore, given the long-term reduction of expenses expected to be realized by combining the Funds, the reduction of fees passed on to shareholders, and the compatibility between the investment objectives and principal strategies of both Funds, the Board of Trustees determined that the Reorganization would enable the shareholders of the Technology Fund to continue their individual investment programs without substantial disruption. In addition, the shareholders of the Technology Fund will have the same shareholder rights since both Funds are series of the Trust governed by the same Agreement and Declaration of Trust and Bylaws. The Board of Trustees considered various factors in reviewing the proposed Reorganization. Such factors include, but are not limited to the following:

o improved operating efficiencies of the Funds after the Reorganization due to the combination of similar Funds;

o While the gross total operating expenses of the New Enterprise Fund after the reorganization are expected to be higher than the current gross total operating expenses of the Technology Fund, the net total operating expenses are expected to decrease in light of the fact that Turner has contractually committed to limit expenses of the New Enterprise Fund through November 2007;

o the expected realization of economies of scale in the long run that should over time reduce the operating expense ratios for the combined Fund as a result of Turner managing one fund instead of two funds with similar investment objectives and strategies;

o similarities between the investment objectives, policies and strategies of the Technology Fund and those of the New Enterprise Fund;

o the expectation of no reduction of the services provided to the Technology Fund shareholders after the Reorganization;

o the proposed Reorganization will not result in the recognition of any gain or loss for federal income tax purposes by the Technology Fund, the New Enterprise Fund or their respective shareholders;

o neither the Technology Fund nor the New Enterprise Fund will bear any direct fees or expenses in connection with the reorganization;

o the proposed Reorganization is in the best interests of both Funds and their shareholders and will not dilute the interests of either Fund's shareholders; and

o the Technology Fund shareholders will have the opportunity to vote on the Reorganization.

o The recent investment performance of the New Enterprise Fund has generally been stronger than that of the Technology.

         In addition, the Trustees considered the capital loss tax carryforwards of the Technology Fund, which were approximately $130 million as of the end of the Fund's last tax year ended September 30, 2005. The Trustees were informed that while those capital loss tax carryforwards will be transferred to the New Enterprise Fund in the Reorganization, most of the carryforwards will not be usable, due to annual limitations resulting from the Reorganization. Therefore, one consequence of the Reorganization will be to increase the likelihood that shareholders of the Technology Fund who become shareholders of the New Enterprise Fund will receive capital gains distributions after the Reorganization that are taxable to them. The Trustees considered the loss of the potential benefits of the capital loss tax carryforwards to the Technology Fund and its shareholders in light of a number of factors including: (i) the potential benefits of the Reorganization; and (ii) the possibility that, in light of the Technology Fund's declining asset base, the potential benefits of a substantial portion of that fund's capital loss carryforwards would remain unused by the time they expired in 2009, 2010 and 2011.

         For these and other reasons, the Board of Trustees believes that the Reorganization is in the best interest of the Technology Fund and its shareholders. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.

THE PLAN OF REORGANIZATION

         The following summary of the Plan of Reorganization is qualified in its entirety by reference to the Plan of Reorganization attached to this Proxy/Prospectus as Appendix A.

         The Plan of Reorganization provides that with respect to the Technology
Fund: (1) all of the Technology Fund's assets will be acquired, and all of the liabilities of the Technology Fund will be assumed, by the New Enterprise Fund in exchange for Class I Shares, (2) Class I Shares of the New Enterprise Fund received will be distributed to the shareholders of the Technology Fund, and (3) the Technology Fund will liquidate.

         Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur upon at the opening of business on September 29, 2006 or on a later date as the parties may agree (the "Effective Time of the Reorganization").

         With respect to the Reorganization, each shareholder of the Technology Fund will receive the number of full and fractional (to the third decimal place) Class I Shares of the New Enterprise Fund equal in value to the value of the Class I Shares held as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") at the Effective Time of the Reorganization. Immediately upon receipt of New Enterprise Fund shares, the Technology Fund will liquidate and distribute pro-rata to its shareholders of record as of the Effective Time of the Reorganization the shares of the New Enterprise Fund received by the Technology Fund in the Reorganization.

         The liquidation and distribution of the Technology Fund's shares will be accomplished by the transfer of the New Enterprise Fund's shares then credited to the account of the Technology Fund on the books of the New Enterprise Fund to open accounts on the share records of the New Enterprise Fund in the names of the shareholders of the Technology Fund. The aggregate net asset values of the Class I Shares of the New Enterprise Fund to be credited to the shareholders of the Technology Fund will be equal to the aggregate net asset values of the Class I Shares of the Technology Fund owned by such shareholders at the close of business on the business day immediately preceding the Effective Time of the Reorganization. All issued and outstanding shares of the Technology Fund will simultaneously be canceled on the books of the Technology Fund.

         Under the Plan of Reorganization, the Trust will not bear any fees or expenses in connection with the transactions contemplated by the Reorganization Agreement. All of the fees and expenses in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization will be paid by Turner.

         The Plan of Reorganization contains a number of conditions precedent that must occur in order for the Reorganization to occur. These include, among others, that: (1) the shareholders of the Technology Fund approve the Reorganization; and (2) the Trust receives from its counsel the tax opinion discussed below under "Federal Income Tax Consequences."

         The Plan of Reorganization may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Trustees of the Trust.

         Approval of the Reorganization requires the approval of the holders of the lesser of the lesser of (1) more than 50% of the outstanding voting interests of the Technology Fund or (2) 67% or more of the voting interests of the Technology Fund present at the Special Meeting if more than 50% of the outstanding voting interests of the Technology Fund are represented at the Special Meeting in person or by proxy. See the section of this Proxy/Prospectus entitled "Voting Information" for more information.

         Turner anticipates selling portions of the Technology Fund's securities shortly before or after the Reorganization. To the extent that the Technology Fund's securities holdings are sold prior to the Reorganization; the proceeds of such sales will be held in temporary investments or reinvested in assets that the New Enterprise Fund may hold. The sale of securities either prior to the Reorganization or shortly thereafter could result in the Technology Fund or the New Enterprise Fund realizing gains, and making taxable distributions to shareholders attributable to those gains, that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs to be borne by the Technology Fund.

         IF THE REORGANIZATION IS APPROVED, TECHNOLOGY FUND SHAREHOLDERS WHO DO NOT WISH TO HAVE THEIR SHARES EXCHANGED FOR SHARES OF THE NEW ENTERPRISE FUND AS PART OF THE REORGANIZATION SHOULD REDEEM THEIR SHARES PRIOR TO THE CONSUMMATION OF THE REORGANIZATION. IF YOU REDEEM YOUR SHARES, YOU WILL RECOGNIZE A GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES, BASED ON THE DIFFERENCE BETWEEN YOUR TAX BASIS IN THE SHARES AND THE AMOUNT YOU RECEIVE FOR THEM.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

         Shareholders of the Technology Fund as of the Effective Time of the Reorganization will receive full and/or fractional Class I Shares of the New Enterprise Fund in accordance with the procedures provided for in the Plan of Reorganization, as described above. The New Enterprise Fund shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights.

FEDERAL INCOME TAX CONSEQUENCES

         The exchange of the Technology Fund's assets for the New Enterprise Fund shares and the assumption of the liabilities of the Technology Fund pursuant to the Plan of Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, the Trust will receive the opinion of Drinker Biddle & Reath LLP, counsel to the Trust, to the effect that on the basis of the existing provisions of the Code, Treasury regulations under it, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, with respect to the Reorganization, for federal income tax purposes:

         (1) the acquisition of the assets of the Technology Fund by the New Enterprise Fund in exchange for New Enterprise Fund shares and the assumption by the New Enterprise Fund of the liabilities of the Technology Fund, followed by the distribution of those shares to the Technology Fund shareholders will constitute a "reorganization" within the meaning of section 368(a)(1)(C) or (D) of the Code, and each such Fund will be "a party to the reorganization" within the meaning of section 368(b) of the Code;

         (2) the Technology Fund will recognize no gain or loss upon the transfer of its assets and liabilities to the New Enterprise Fund;

         (3) the New Enterprise Fund will recognize no gain or loss upon the receipt of the assets of the Technology Fund in exchange for New Enterprise Fund shares and the assumption of the liabilities of the Technology Fund;

         (4) no shareholder of the Technology Fund will recognize gain or loss upon the receipt of New Enterprise Fund shares in exchange for Technology Fund shares;

         (5) each shareholder of the Technology Fund will obtain an aggregate tax basis in the New Enterprise Fund shares received in the exchange equal to the shareholder's aggregate tax basis in the Technology Fund shares exchanged;

         (6) the tax basis of the assets of the Technology Fund in the hands of the New Enterprise Fund will be the same as the tax basis of those assets in the hands of the Technology Fund immediately before the transfer;

         (7) the holding period of New Enterprise Fund shares received by each shareholder of the Technology Fund will include the holding period of the corresponding Technology Fund shares exchanged by that shareholder, provided that at the time of the exchange the Technology Fund shares were held by that shareholder as capital assets; and

         (8) the holding period of the New Enterprise Fund for the assets of the Technology Fund transferred to it will include the period during which those assets were held by the Technology Fund.

         Shares held for the purpose of investment are generally considered to be capital assets.

         THE TRUST HAS NOT SOUGHT, AND WILL NOT SEEK, A TAX RULING FROM THE INTERNAL REVENUE SERVICE ("IRS") ON THE TAX TREATMENT OF THE REORGANIZATION. THE OPINION OF COUNSEL WILL NOT BE BINDING ON THE IRS, NOR WILL IT PRECLUDE THE IRS (OR A COURT) FROM ADOPTING A CONTRARY POSITION.

         Immediately before the Reorganization, the Technology Fund will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of the Technology Fund's remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization . Any such dividends will generally be included in the taxable income of the Technology Fund's shareholders (other than shareholders that are tax-exempt entities).

         As a result of the Reorganization, the New Enterprise Fund will succeed to the tax attributes of the Technology Fund, except that the amount of capital loss carry-forwards of the Technology Fund that the New Enterprise Fund may use to offset capital gains recognized after the Reorganization will be subject to an annual limitation under sections 382 and 383 of the Code. In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value of the Technology Fund as of the Effective Time of the Reorganization multiplied by that month's "long-term tax-exempt rate" (which is a market-based rate published by the IRS each month) plus (2) the amount of any unrealized built-in gains of the Technology Fund as of the Effective Time of the Reorganization that the New Enterprise Fund recognizes within the first five taxable years ending after the Effective Time of the Reorganization (as long as the amount of unrealized built-in gains is greater than the lesser of (i) 15% of the net asset value of the Technology Fund or (ii) $10,000,000 as of the Effective Time). (The annual limitation will be proportionately reduced for the post-Effective Time of the Reorganization portion of the New Enterprise Fund's current taxable year after the Effective Time of the Reorganization and for any subsequent short taxable year.) The effect of the annual limitation resulting from the Reorganization will be to preclude the use of most of the Technology Fund's capital loss carryforwards altogether because the carryforwards in excess of the annual limitation will expire unused in 2009, 2010 and 2011.

         The New Enterprise Fund anticipates selling portions of the portfolio holdings received from the Technology Fund after the Reorganization. The sale of these securities after the Reorganization will result in the New Enterprise Fund recognizing gains and/or losses that it would not otherwise have realized were it not for the Reorganization. If the net effect of these additional gains and/or losses is an increase in the New Enterprise Fund's net short-term or long-term capital gain for the current calendar year and/or fiscal year, the amount of the Fund's taxable distributions to shareholders may likely be increased.

         SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

CAPITALIZATION

         The following tables show the capitalization of the Technology Fund and the New Enterprise Fund as of March 31, 2006, and the capitalization of the New Enterprise Fund on a PRO-FORMA basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class I Shares of the New Enterprise Fund that would be exchanged for the shares of the Technology Fund if the Reorganization shown had been consummated on March 31, 2006 and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

TURNER TECHNOLOGY FUND AND TURNER NEW ENTERPRISE FUND

--------------------------- ---------------------- ------------------------ -----------------------
                            TURNER                  TURNER NEW
                            TECHNOLOGY              ENTERPRISE               COMBINED FUND
                            FUND                    FUND*                    PRO FORMA
--------------------------- ---------------------- ------------------------ -----------------------
NET ASSETS:                 $15,542,226            $28,636,645              $44,178,871
                            (Class I Shares)       (Class I Shares)         (Class I Shares)

--------------------------- ---------------------- ------------------------ -----------------------
NET ASSET VALUE PER SHARE:  $8.16                  $7.26                    $7.26
                            (Class I Shares)       (Class I Shares)         (Class I Shares)

--------------------------- ---------------------- ------------------------ -----------------------
SHARES OUTSTANDING:         1,903,994              3,945,647                6,086,448
                            (Class I Shares)       (Class I Shares)         (Class I Shares)

--------------------------- ---------------------- ------------------------ -----------------------

* The Turner New Enterprise Fund will be the accounting survivor for financial statement purposes.

                COMPARISON OF TECHNOLOGY AND NEW ENTERPRISE FUNDS
                -------------------------------------------------

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

         This section briefly compares and contrasts the investment objectives and principal investment strategies of the Technology Fund with those of the New Enterprise Fund. More complete information may be found in the prospectus for the Technology Fund and the New Enterprise Fund.

INVESTMENT OBJECTIVES:

(a)      TURNER TECHNOLOGY FUND: SEEKS LONG-TERM CAPITAL APPRECIATION.

(b)      TURNER NEW ENTERPRISE FUND: SEEKS LONG-TERM CAPITAL APPRECIATION.

         PRINCIPAL INVESTMENT STRATEGIES: The TURNER TECHNOLOGY FUND invests primarily (at least 80% of its net assets) in common stocks of companies that have developed or are developing new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. These securities may be traded over the counter or listed on an exchange. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies. These securities may include companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care and biotechnology sectors. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

         Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential

         The TURNER NEW ENTERPRISE FUND invests primarily (at least 80% of its net assets) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

         Although it may invest in companies of any size, the Fund generally invests in stocks of medium to large-capitalization companies and will generally purchase securities of companies with market capitalizations of at least $1 billion. The Fund will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial), and will not invest more than 25% in any one industry or group of industries. The Fund may invest up to 25% of its assets in cash or cash equivalent securities when it believes that appropriate buying opportunities are not available.

         In selecting securities for the Fund, Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.


OTHER INVESTMENT PRACTICES AND INVESTMENT SECURITIES OF THE TECHNOLOGY FUND AND THE NEW ENTERPRISE FUND

         Each of the Technology Fund and New Enterprise Fund may also buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional information for the Funds, which is on file with the SEC and is available without charge by calling the Turner Fund at

1-800-224-6312 or by writing to the Turner Funds, P.O. Box 219805, Kansas City, MO 64121-9805 for more information on the Funds' investment techniques. Both of the Funds may engage in the same investment practices to the extent consistent with their respective investment objective and principal investment strategies, except that the New Enterprise Fund will not invest in forward foreign currency contracts, futures contracts or options (including options on futures contracts).

         FUNDAMENTAL POLICIES
         --------------------

         Except with respect to industry concentration, both the Technology Fund and New Enterprise Fund have adopted identical fundamental policies. These fundamental polices cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

         The New Enterprise Fund may not purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. This limitation does not apply to the Technology Fund. The Technology Fund invests 25% or more of its total assets in securities of issuers conducting their principal business activities in the technology industry. To that extent, this Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified by industry.

INVESTMENT ADVISER AND ADVISORY FEE INFORMATION

         The Funds are managed on a day-to-day basis by Turner. As of __________, 2006, Turner had assets under management of approximately $____ billion. As described in the Funds' prospectus, the Funds are subject to base investment advisory fees that may be adjusted if a Fund outperforms or under-performs a stated benchmark. Set forth below is information about the advisory fee arrangements of these Funds:

---------------------- ---------------------- ---------------- ------------------- ----------------- -----------------
                                                                                                     HIGHEST /
                                              BASE             REQUIRED             ANNUAL           LOWEST
                                              ADVISORY         EXCESS               ADJUSTMENT       POSSIBLE
FUND                   BENCHMARK              FEE              PERFORMANCE          RATE              ADVISORY FEE
---------------------- ---------------------- ---------------- ------------------- ----------------- -----------------
Technology Fund        PSE Technology Index   1.10%            +/- 2.00%           +/- 0.40%         1.50% / 0.70%
---------------------- ---------------------- ---------------- ------------------- ----------------- -----------------
                       Nasdaq Composite
New Enterprise Fund    Index                  1.10%            +/- 2.50%           +/- 0.40%         1.50% / 0.70%
---------------------- ---------------------- ---------------- ------------------- ----------------- -----------------

         Each Fund's base fee is accrued daily and paid monthly based on the Fund's average net assets during the current month. Each Fund's performance adjustment is calculated and paid monthly by comparing the Fund's performance to the performance of the Fund's benchmark over the current month plus the previous 11 months (the "performance period"). Each Fund's annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the current month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

         For example, assume that the New Enterprise Fund's average net assets over a one- and 12-month period ending March 31 is $50,000,000, and that it is not a leap year. The New Enterprise Fund's base fee for March is $46,712 ($50,000,000 x 1.10%, x 31/365). If the New Enterprise Fund outperformed (or underperformed) the Nasdaq Composite Index by 2.50% or less over this performance period, then there is no adjustment to the Fund's base fee. If the New Enterprise Fund outperformed (or underperformed) the Nasdaq Composite Index by more than 2.50% over this performance period, then Turner's advisory fees would increase (or decrease) by $16,986 ($50,000,000 x 0.40%, x 31/365).

         Because the adjustment to each Fund's base advisory fee is based upon the Fund's performance compared to the investment record of its respective benchmark, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down relative to its benchmark. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

         Next, assuming that the New Enterprise Fund's average net assets over a one- and 12-month period ending March 31 is $25,000,000, and that it is not a leap year, the New Enterprise Fund's base fee for March is $23,356 ($25,000,000 x 1.10%, x 31/365). If the New Enterprise Fund outperformed (or underperformed) the Nasdaq Composite Index by 2.50% or less over this performance period, then there is no adjustment to the Fund's base fee. If the New Enterprise Fund outperformed (or underperformed) the Nasdaq Composite Index by more than 2.50% over this performance period, then Turner's advisory fees would increase (or decrease) by $8,493 ($25,000,000 x 0.40%, x 31/365).

         Assuming that the New Enterprise Fund's average net assets over a one- and 12-month period ending March 31 is $100,000,000 and that it is not a leap year, outperformance by more than 2.50% over the same performance period would increase Turner's base advisory fees of $93,424 by $33,972 ($100,000,000 x 0.40%, x 31/365). Underperformance would decrease it by the same amount.

         The arrangement differs slightly for the Technology Fund in that its threshold for under and overperformance adjustment relative to its benchmark is 2.00%, compared to 2.50% for the New Enterprise Fund.

OTHER SERVICE PROVIDERS

         The Technology Fund and New Enterprise Fund have the same service providers. The names of these service providers are set forth below:

---------------------------------------------------------- -- ----------------------------------------------------
Distributor                                                   SEI Investments Distribution Co.,
                                                              One Freedom Valley Drive,
                                                              Oaks, Pennsylvania 19456
---------------------------------------------------------- -- ----------------------------------------------------
Administrator                                                 Turner Investment Partners, Inc.
---------------------------------------------------------- -- ----------------------------------------------------
Sub-Administrator                                             SEI Investments Global Funds Services
---------------------------------------------------------- -- ----------------------------------------------------
Transfer Agent and                                            DST Systems, Inc.
   Dividend Disbursing Agent
---------------------------------------------------------- -- ----------------------------------------------------
Custodian                                                     PFPC Trust Company
---------------------------------------------------------- -- ----------------------------------------------------
Independent Registered Public Accounting Firm                 KPMG LLP
---------------------------------------------------------- -- ----------------------------------------------------

ADMINISTRATION ARRANGEMENTS

         The Turner Trust and Turner have entered into an administration agreement which provides that Turner will perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related services, in connection with operation of the Turner Fund. Turner may enter into agreements with service providers to provide administration services to the Turner Trust. SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Turner Trust's sub-administrator.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividends from investment company taxable income and distributions from net capital gains, if any, are generally declared and paid annually by each Fund.

                ADDITIONAL INFORMATION ABOUT THE TECHNOLOGY FUND
                ------------------------------------------------
                             AND NEW ENTERPRISE FUND
                             -----------------------

FINANCIAL HIGHLIGHTS

            The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights for each period ended September 30, 2005 have been audited by KPMG LLP, Independent Registered Public Accountants whose report, along with each Fund's financial statements, appears in the annual report that accompanies our SAI. You can obtain the Turner Funds' annual report, which contains more performance information, at no charge by calling 1-800-224-6312. The information for the years ended September 30, 2004, 2003, 2002 and 2001 was audited by the Funds' former independent auditors Ernst & Young LLP. The financial highlights for the six months ended March 31, 2006 is unaudited.

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                       Realized and
            Net asset       Net         unrealized       Total        Dividends     Distributions
             value,     investment         gains         from         from net          from         Return
            beginning     income        (losses) on   investment     investment        capital         of           Total
            of period     (loss)        investments   operations       income           gains        Capital    distributions
Turner Technology Fund -- Class I Shares
--------------------------------------------------------------------------------------------------------------------------------
2006*        $    6.59     (0.05)           1.62          1.57             --              --            --           --
2005         $    5.55     (0.03)           1.07          1.04             --              --            --           --
2004         $    5.31     (0.10)           0.34          0.24             --              --            --           --
2003         $    3.03     (0.04)           2.32          2.28             --              --            --           --
2002         $    4.88     (0.06)          (1.79)        (1.85)            --              --            --           --
2001         $   32.69     (0.15)         (23.42)       (23.57)            --           (4.24)           --        (4.24)
--------------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------------------------------------------------------------------------------------------
2006*        $    5.86     (0.01)           1.41          1.40             --              --            --           --
2005         $    4.52     (0.03)           1.37          1.34             --              --            --           --
2004         $    4.34     (0.06)           0.24 (1)      0.18             --              --            --           --
2003         $    2.27     (0.02)           2.09          2.07             --              --            --           --
2002         $    3.29     (0.04)          (0.98)        (1.02)            --              --            --           --
2001 (2)     $   12.52     (0.03)          (9.20)        (9.23)            --              --            --           --




                                                                                                   Ratio of net
                                              Net             Ratio of         Ratio of total       investment
          Net asset                       assets end        net expenses          expenses         income (loss)       Portfolio
         value, end         Total          of period         to average          to average         to average         turnover
          of period        return            (000)           net assets++        net assets        net assets++         rate+++
--------------------------------------------------------------------------------------------------------------------------------
Turner Technology Fund -- Class I Shares
--------------------------------------------------------------------------------------------------------------------------------
2006*       $ 8.16         23.82%+         $ 15,542             1.52%               1.71%             (1.32)%            62.74%
2005        $ 6.59         18.74%          $ 12,907             1.29%               1.50%             (1.11)%           156.92%
2004        $ 5.55          4.52%          $ 16,030             1.65%               1.80%             (1.50)%           331.52%
2003        $ 5.31         75.25%          $ 19,696             1.13%               1.49%             (0.97)%           523.75%
2002        $ 3.03        (37.91)%         $ 11,662             0.88%               1.43%             (0.84)%           734.40%
2001        $ 4.88        (81.12)%         $ 25,147             1.21%               1.58%             (1.10)%           727.24%
--------------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------------------------------------------------------------------------------------------
2006*       $ 7.26         23.89%+         $ 28,637             1.61%               1.94%             (0.56)%            75.16%
2005        $ 5.86         29.65%          $  9,144             1.36%               1.87%             (1.14)%           226.82%
2004        $ 4.52          4.15%          $ 10,805             1.18%               1.51%             (0.83)%           382.08%
2003        $ 4.34         91.19%          $ 13,468             1.16%               1.99%             (0.95)%           451.37%
2002        $ 2.27        (31.00)%         $  3,198             0.98%               2.04%             (0.92)%           754.09%
2001 (2)    $ 3.29        (73.72)%         $  6,144             1.28%               3.13%             (1.04)%           758.98%


* For the six-month period ended March 31, 2006, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
+    Returns are for the period indicated and have not been annualized.
(1) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(2) On May 18, 2001, the Board of Trustees of Turner Funds approved resolutions to change the name of the B2B E-Commerce Fund to the Turner New Enterprise Fund and to change a non-fundamental investment policy of the Fund to be consistent with the Turner New Enterprise Fund's investment objectives.


MATERIALS INCORPORATED BY REFERENCE

         Information about the Funds is included in the prospectus (as supplemented) dated January 31, 2006, copies of which accompany this Proxy/Prospectus and are incorporated herein by reference.

                               VOTING INFORMATION
                               ------------------

GENERAL INFORMATION

         The Turner Trustees are furnishing this Proxy/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust may also solicit proxies by telephone or otherwise. Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting, or (3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

         Only Technology Fund shareholders of record at the close of business on _____________ will be entitled to vote at the Special Meeting. As of that date, the Turner Fund had ______________ units of beneficial interest ("shares") issued and outstanding. Each whole share held entitles the shareholder to one vote for each dollar (carried forward to two decimal places) of net asset value of such share and each fractional share is entitled to a proportionate fractional vote.

         The votes of the shareholders of the New Enterprise Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

         If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

SHAREHOLDER AND BOARD APPROVALS

         The Plan of Reorganization is being submitted for approval by the Technology Fund's shareholders at the Special Meeting pursuant to the Trust's Agreement and Declaration of Trust and By-Laws, and was unanimously approved by the Trustees at a meeting held on May 18, 2006. A majority in interest of the Technology Fund entitled to vote constitutes a quorum at the Special Meeting. Approval of each Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding voting interests of the Technology Fund or (2) 67% or more of the voting interests of the Technology Fund present at the Special Meeting if more than 50% of the outstanding voting interests of the Technology Fund are represented at the Special Meeting in person or by proxy. A vote for the Plan of Reorganization includes a vote for the Reorganization; conversely, a vote against the Plan of Reorganization is a vote against the Reorganization.

QUORUM AND ADJOURNMENT

         In the event that at the time any session of the Special Meeting is called to order a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of a majority in interest of the Technology Fund present in person or by proxy and voting at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of any such proposal in favor of such an adjournment, and will vote those proxies required to be voted against any such proposal against any such adjournment. Subject to the foregoing, the Special Meeting may be adjourned and readjourned without further notice to shareholders.

         A quorum is constituted with respect to the Technology Fund by the presence in person or by proxy of the holders of a majority in interest of the Technology Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be considered for quorum determination purposes to be present at the Special Meeting but will not be considered as present and entitled to vote on the Reorganization.

PRINCIPAL SHAREHOLDERS

         As of __________, 2006, the officers and Trustees of the Trust as a group owned or controlled ___% and __% of each the Technology and New Enterprise Fund's outstanding shares, respectively. The following table sets forth the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of a class of the Technology Fund as of __________, 2006. The type of ownership of each entry listed on the table is record ownership. The percentage of the New Enterprise Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

--------------------- ------------------ ------------------------- --------------------- ----------------------
 TECHNOLOGY           NAME AND           CLASS; AMOUNT OF          PERCENTAGE OF         PERCENTAGE OF
 FUND                 ADDRESS            SHARES OWNED              CLASS OWNED           FUND OWNED
--------------------- ------------------ ------------------------- --------------------- ----------------------

--------------------- ------------------ ------------------------- --------------------- ----------------------

--------------------- ------------------ ------------------------- --------------------- ----------------------

         The following table sets forth the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of a class of the New Enterprise Fund as of __________, 2006. The type of ownership of each entry listed on the table is record ownership. The percentage of the New Enterprise Fund that would be owned by the below named shareholder upon consummation of the Reorganization is expected to decline.

--------------------- ------------------ ------------------------- --------------------- ----------------------
 TECHNOLOGY           NAME AND           CLASS; AMOUNT OF          PERCENTAGE OF         PERCENTAGE OF
 FUND                 ADDRESS            SHARES OWNED              CLASS OWNED           FUND OWNED
--------------------- ------------------ ------------------------- --------------------- ----------------------

--------------------- ------------------ ------------------------- --------------------- ----------------------

--------------------- ------------------ ------------------------- --------------------- ----------------------

--------------------- ------------------ ------------------------- --------------------- ----------------------

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

                                OTHER INFORMATION
                                -----------------

SHAREHOLDER PROPOSALS

         As a general matter, the Trust does not hold annual meetings of shareholders unless otherwise required by the 1940 Act. By observing this policy, the Trust seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings. If the Reorganization is not completed, the next meeting of the shareholders of the Trust will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder's meeting should send their written proposals to the Trust at its address stated on the first page of this Proxy/Prospectus.

OTHER BUSINESS

         The Trust and Turner know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/Prospectus.

AVAILABLE INFORMATION

         The Trust is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by GST may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549, and at certain of the following regional offices of the SEC listed below: Northeast Regional Office, The 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy/Prospectus concerning the Trust was provided by the Trust.

EXPERTS

         The audited financial statements and related reports audited by KPMG LLP, independent registered public accountants, are contained in the 2005 Annual Reports of the Funds and are incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. The financial statements in each Fund's Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              SHAREHOLDER INQUIRIES
                              ---------------------

         Shareholder inquiries may be addressed to the Trust in writing at the address, or by phone at the phone number, on the cover page of this Proxy/Prospectus.

                                      * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE SPECIAL MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY VOTE ON-LINE OR BY TELEPHONE.

         THE TRUST WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS 2005 ANNUAL REPORT TO ANY SHAREHOLDER UPON REQUEST BY WRITING THE TRUST AT THE FOLLOWING
ADDRESS: TURNER FUNDS, P.O. BOX 219805, KANSAS CITY, MO 64121-9805 OR BY TELEPHONE AT 1-800-224-6312.

                                   APPENDIX A

                             PLAN OF REORGANIZATION


         This PLAN OF REORGANIZATION (the "PLAN") is dated the 18th day of May, 2006, and has been adopted by the Board of Trustees of The Turner Funds (the "TRUST"), a Massachusetts business trust, to provide for the reorganization of its Turner Technology Fund (the "TRANSFEROR FUND") into its Turner New Enterprise Fund (the "SURVIVING FUND"). The Transferor Fund and the Surviving Fund (each a "FUND" and together, the "FUNDS") are each separate investment portfolios of the Trust.

A.       BACKGROUND

         The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 ACT"). The Board of Trustees of the Trust has determined that it is in the best interests of the Transferor Fund and its respective shareholders to be reorganized through the transfer of all of its assets and liabilities to the Surviving Fund upon the terms set forth in this Plan (the "REORGANIZATION").

         This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "CODE"), and any successor provision.

B.       THE REORGANIZATION

         1. At the Effective Time of the Reorganization (as defined below in Section 5 of this Article B), substantially all property of every description, and substantially all interests, rights, privileges and powers of the Transferor Fund, subject to substantially all liabilities of the Transferor Fund, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the "ASSETS") will be transferred and conveyed by the Transferor Fund to the Surviving Fund and will be assumed by the Surviving Fund, such that at and after the Effective Time of the Reorganization the Assets of the Transferor Fund will become and be the Assets of the Surviving Fund. In exchange for the transfer of the Assets of the Transferor Fund, the Surviving Fund will contemporaneously issue to the Transferor Fund full and fractional Class I Shares of the Surviving Fund. The number of Class I Shares of the Surviving Fund so issued will have an aggregate net asset value equal to the value of the Assets of the Transferor Fund. The net asset value of the Transferor Fund and of the Surviving Fund shall be determined as of 4:00 p.m., Eastern time, on the business day preceding the Effective Time of the Reorganization, or at such other time as may be determined by the Board of Trustees or an authorized officer of the Trust. The net asset value of the Transferor Fund and Surviving Fund shall be computed in the manner set forth in the Funds' then current prospectus under the Securities Act of 1933, as amended. At and after the Effective Time of the Reorganization, all debts, liabilities, obligations and duties of the Transferor Fund will attach to the Surviving Fund as aforesaid and may thenceforth be enforced against the Surviving Fund to the same extent as if the same had been incurred by it.

         2. Prior to the Effective Time of the Reorganization, the Transferor Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Effective Time of the Reorganization, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment income, if any, for the taxable periods or years ended on or before September 30, 2005 and for the period from said date to and including the Effective Time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years or periods ended on or before September 30, 2005 and in the period from said date to and including the Effective Time of the Reorganization.

         3. At the Effective Time of the Reorganization, the Transferor Fund will make a liquidating distribution to the holders of its Class I Shares of Class I Shares of the Surviving Fund, such that the number of shares of the Fund that are distributed to a shareholder of the Transferor Fund will, as indicated above in Section 1 of this Article B, have an aggregate net asset value equal to the aggregate net asset value of the shares of the Transferor Fund that are outstanding immediately prior to the Effective Time of the Reorganization. In addition, each such shareholder will have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time of the Reorganization with respect to the shares of the Transferor Fund held by the shareholder immediately prior to the Effective Time of the Reorganization.

         4. The stock transfer books of the Trust with respect to the Transferor Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time of the Reorganization. Redemption requests received thereafter by the Trust with respect to the Transferor Fund will be deemed to be redemption requests for shares of the Surviving Fund issued in the Reorganization.

         5. The "EFFECTIVE TIME OF THE REORGANIZATION" for purposes of this Plan shall be the opening of business on September 25, 2006, or at such other time as may be determined by the Board of Trustees or an officer of the Trust.

C.       ACTIONS BY SHAREHOLDERS OF THE TRANSFEROR FUND

         Prior to the Effective Time of the Reorganization and as a condition thereto, the Board of Trustees of the Trust will call, and the Trust will hold, a meeting of the shareholders of the Transferor Fund to consider and vote upon:

         (1) Approval of this Plan and the transactions contemplated hereby.

         (2) Such other matters as may be determined by the Board of Trustees of the Trust.

D.       CONDITIONS TO THE REORGANIZATION

         Consummation of this Plan and the Effective Time of the Reorganization will be subject to:

         (1) the approval of the matters referred to in Article C of this Plan by the shareholders of the Transferor Fund in the manner required by law and otherwise deemed necessary or advisable by the Board of Trustees of the Trust; and

         (2)  the following additional conditions:

              a. The Trust will have received an opinion of Drinker Biddle & Reath LLP, based on reasonable representations and assumptions, to the effect that:

                     (i) the shares of the Surviving Fund issued pursuant to this Plan will, when issued in accordance with the provisions hereof, be legally issued, fully paid and non-assessable; and

                     (ii) for federal income tax purposes: (A) the acquisition of the assets of the Transferor Fund by the Surviving Fund in exchange for Surviving Fund shares and the assumption by the Surviving Fund of the liabilities of the Transferor Fund, followed by the distribution of those shares to the Transferor Fund shareholders will constitute a "reorganization" within the meaning of section 368(a)(1)(C) or (D) of the Code, and each such Fund will be "a party to the reorganization" within the meaning of section 368(b) of the Code; (B) the Transferor Fund will recognize no gain or loss upon the transfer of its assets and liabilities to the Surviving Fund; (C) the Surviving Fund will recognize no gain or loss upon the receipt of the assets of the Transferor Fund in exchange for Surviving Fund shares and the assumption of the liabilities of the Transferor Fund; (D) no shareholder of the Transferor Fund will recognize gain or loss upon the receipt of Surviving Fund shares in exchange for Transferor Fund shares; (E) each shareholder of the Transferor Fund will obtain an aggregate tax basis in the Surviving Fund shares received in the exchange equal to the shareholder's aggregate tax basis in the Transferor Fund shares exchanged; (F) the tax basis of the assets of the Transferor Fund in the hands of the Surviving Fund will be the same as the tax basis of those assets in the hands of the Transferor Fund immediately before the transfer; (G) the holding period of Surviving Fund shares received by each shareholder of the Transferor Fund will include the holding period of the corresponding Transferor Fund shares exchanged by that shareholder, provided that at the time of the exchange the Transferor Fund shares were held by that shareholder as capital assets; and (H) the holding period of the Surviving Fund for the assets of the Transferor Fund transferred to it will include the period during which those assets were held by the Transferor Fund.

              b. All necessary approvals, registrations and exemptions required under federal and state laws will have been obtained.

E.       MISCELLANEOUS

         1. This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

         2. This Plan and the Reorganization contemplated hereby may be abandoned at any time for any reason prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Trustees of the Trust.

         3. At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Transferor Fund, the Trust may, upon authorization by the Board of Trustees and with or without the approval of shareholders of the Transferor Fund, amend any of the provisions of this Plan.

         4. The transaction expenses incurred in connection with the Reorganization will be borne by Turner Investment Partners, Inc.

         5. All persons dealing with the Trust or a Fund must look solely to the property of the Trust or such Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust. No Fund shall be liable for any claims against any other Fund. The Trust and Turner Investment Partners, Inc. specifically acknowledge and agree that any liability of the Trust under this Plan with respect to a particular Fund, or in connection with the transactions contemplated herein with respect to a particular Fund, shall be discharged only out of the assets of the particular Fund and that no other portfolio of the Trust shall be liable with respect thereto.

         6. The Trust, by consent of its Board of Trustees, or an officer authorized by such Board of Trustees, may waive any condition to the obligations of the Transferor Fund or Surviving Fund hereunder if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Transferor Fund and the Surviving Fund.

         IN WITNESS WHEREOF, the parties hereto have caused this Plan to be duly executed all as of the day and year first above written.

                         THE TURNER FUNDS
                         on behalf of the Turner Technology Fund and Turner New Enterprise Fund

                         By /s/ THOMAS R. TRALA, JR.
                         Name: Thomas R. Trala, Jr.
                         Title: President

                         Turner Investment Partners, Inc. hereby agrees to join this Plan of Reorganization solely for purposes of Article E(4) and (5) of the Plan

                         TURNER INVESTMENT
                         PARTNERS, INC.

                         By:  /s/ BRIAN F. MCNALLY
                         Name: Brian F. McNally
                         Title: General Counsel and Chief Compliance Officer,
                                Principal

                                     PART B

                                  TURNER FUNDS

                           Turner New Enterprise Fund

______________________________________________________________________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2006
______________________________________________________________________________

Acquisition of all of the assets and liabilities of:       By and in exchange for shares of:

TURNER TECHNOLOGY FUND                                     TURNER NEW ENTERPRISE FUND

(THE "TECHNOLOGY FUND")                                    (THE "NEW ENTERPRISE FUND")

                      (each, a series of the Turner Funds)
                              1205 Westlakes Drive
                                   Suite 100
                           Berwyn, Pennsylvania 19312

         This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated ______, 2006 (the "Proxy Statement/Prospectus") relating specifically to the Special Meeting of Shareholders of the Technology Fund which is scheduled to be held on September 21, 2006. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling the Turner Funds. toll free at 800-224-6312. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Plan of Reorganization.

General Information:

         This SAI and the Proxy Statement/Prospectus are related to the proposed acquisition of all of the assets of the Technology Fund by the New Enterprise Fund and the assumption by that Fund of all of the liabilities of the Technology Fund, in exchange for Class I Shares of the New Enterprise Fund having an aggregate value equal to the net asset value of Class I Shares of the Technology Fund as of the close of business on the business day immediately preceding the effective time of the Reorganization; the distribution of the New Enterprise Fund's Class I Shares to each holder of the Technology Fund's Class I Shares as of the effective time of the Reorganization; and the complete liquidation of the Technology Fund (collectively, the "Reorganization").

                  INCORPORATION OF DOCUMENTS BY REFERENCE INTO
                     THE STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information incorporates by reference the following documents:

(1) Statement of Additional Information of the Turner Funds dated January 31, 2006 (previously filed on EDGAR, Accession No.
         0001135428-06-000184).

(2) The audited financial statements and related report of the independent registered public accounting firm included in the Turner Funds' Annual Report to Shareholders for the fiscal year ended September 30, 2005 (previously filed on EDGAR, Accession No. 0001135428-05-000686). No other parts of the Annual Report are incorporated herein by reference.

(3) The unaudited financial statements included in the Turner Funds' Semi-Annual Report to Shareholders for the period ended March 31, 2006 (previously filed on EDGAR, Accession No. 0001135428-06-000218). No other parts of the Semi-Annual Report are incorporated herein by reference.


                         PRO FORMA FINANCIAL STATEMENTS

         Under the Plan of Reorganization, the Technology Fund will be reorganized into the New Enterprise Fund. Shown below are unaudited PRO FORMA financial statements for the combined New Enterprise Fund, assuming the Reorganization, as more fully described in the combined Proxy
Statement/Prospectus dated _____________, 2006, had been consummated as of March 31, 2006.

         The PRO FORMA Combined Schedules of Investments and the PRO FORMA Combined Statement of Assets and Liabilities has been adjusted to give effect to the Reorganization as if it had occurred on [March 31], 2006. The PRO FORMA Combined Statement of Operations is for the twelve-months ended [March 31], 2006 and has been adjusted to give effect to the Reorganization as if it had occurred [March 31], 2006.

         The unaudited PRO FORMA combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated on [March 31], 2006. These PRO FORMA numbers have been estimated in good faith based on information regarding the Technology Fund and New Enterprise Fund for the twelve month period ended [March 31], 2006.

         The following unaudited PRO FORMA combined schedules and financial statements have been derived from the schedules and financial statements of the Technology Fund and New Enterprise Fund and such information has been adjusted to give effect to the Reorganization as if it had occurred on [March 31], 2006. The unaudited PRO FORMA combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the New Enterprise Fund included in its Annual Report to Shareholders for the fiscal year ended September 30, 2005 and the Semi-Annual Report for the period ended March 31, 2006, each of which are incorporated herein by reference to the extent stated above. The combination of Technology Fund and New Enterprise Fund will be accounted for as a tax-free reorganization.

TURNER NEW ENTERPRISE FUND
TURNER TECHNOLOGY FUND
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

                                                                       SHARES                               VALUE (000)
                                                      -------------------------------------    ------------------------------------
                                                                       TURNER         PRO                      TURNER        PRO
                                                        TURNER          NEW          FORMA       TURNER         NEW         FORMA
                                                      TECHNOLOGY     ENTERPRISE    COMBINED    TECHNOLOGY    ENTERPRISE    COMBINED
e                                                     ----------     ----------   ----------   ----------    ----------   ---------
COMMON STOCK - 99.07%

ADVERTISING & RELATED SERVICES - 1.09%
aQuantive*                                                    --         20,380       20,380    $      --     $     480   $     480
e                                                       --------     ----------   ----------    ---------     ---------   ---------
TOTAL ADVERTISING & RELATED SERVICES                          --         20,380       20,380           --           480         480

AGRICULTURE, CONSTRUCTION & MINING MACHINERY
 MANUFACTURING - 0.42%
Joy Global                                                 3,100             --        3,100          185            --         185
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL AGRICULTURE, CONSTRUCTION & MINING
  MACHINERY MANUFACTURING                                  3,100             --        3,100          185            --         185

BEVERAGE MANUFACTURING - 1.92%
Hansen Natural* #                                             --          6,740        6,740           --           849         849
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL BEVERAGE MANUFACTURING                                  --          6,740        6,740           --           849         849

COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL &
 LEASING - 0.99%
H&E Equipment Services*                                       --         15,000       15,000           --           437         437
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING        --         15,000       15,000           --           437         437

COMMUNICATIONS EQUIPMENT MANUFACTURING - 1.91%
Sony ADR                                                      --          7,030        7,030           --           324         324
Alcatel ADR*                                              33,790             --       33,790          520            --         520
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL COMMUNICATIONS EQUIPMENT MANUFACTURING              33,790          7,030       40,820          520           324         844

COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING - 6.73%
Apple Computer*                                            8,830          8,010       16,840          554           502       1,056
Hewlett-Packard                                           17,200             --       17,200          566            --         566
Rackable Systems*                                          8,350         17,210       25,560          441           910       1,351
                                                        --------     ----------   ----------    ---------     ---------   ---------
Total Computer & Peripheral Equipment Manufacturing       34,380         25,220       59,600        1,561         1,412       2,973

Computer Systems Design & Related Services - 2.14%
Foundry Networks*                                         32,700             --       32,700          594            --         594
Witness Systems*                                          13,850             --       13,850          352            --         352
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL COMPUTER SYSTEMS DESIGN & RELATED SERVICES          46,550             --       46,550          946            --         946

ELECTRICAL GOODS WHOLESALE - 1.22%
WESCO International*                                          --          7,940        7,940           --           540         540
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL ELECTRICAL GOODS WHOLESALE                              --          7,940        7,940           --           540         540

ELECTRONIC SHOPPING & MAIL-ORDER HOUSES - 2.95%
eBay*                                                      9,870         11,280       21,150          385           441         826
Nutri/System* #                                                -         10,020       10,020           --           476         476
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL ELECTRONIC SHOPPING & MAIL-ORDER HOUSES              9,870         21,300       31,170          385           917       1,302

FOUNDRIES - 0.97%
Precision Castparts                                           --          7,220        7,220           --           429         429
                                                        --------     ----------   ----------    ---------     ---------   ---------
Total Foundries                                               --          7,220        7,220           --           429         429

HOME HEALTH CARE SERVICES - 2.58%
Intuitive Surgical*                                        3,610          6,070        9,680          426           716       1,142
                                                        --------     ----------   ----------    ---------     ---------   ---------
Total Home Health Care Services                            3,610          6,070        9,680          426           716       1,142

INDUSTRIAL MACHINERY MANUFACTURING - 3.96%
Cymer*                                                        --          7,660        7,660           --           348         348
Kla-Tencor                                                 9,840             --        9,840          476             -         476
Varian Semiconductor Equipment Associates*                 8,850         24,150       33,000          248           678         926
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL INDUSTRIAL MACHINERY MANUFACTURING                  18,690         31,810       50,500          724         1,026       1,750

INFORMATION SERVICES - 4.35%
Google, Cl A*                                              1,450          2,890        4,340          565         1,127       1,692
Internet Capital Group*                                   24,270              -       24,270          229             -         229
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL INFORMATION SERVICES                                25,720          2,890       28,610          794         1,127       1,921

MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING
 SERVICES - 1.49%
Monster Worldwide*                                            --         13,240       13,240           --           660         660
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING
  SERVICES                                                    --         13,240       13,240           --           660         660

MEDICAL & DIAGNOSTIC LABORATORIES - 1.12%
Quest Diagnostics                                             --          9,630        9,630           --           494         494
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL MEDICAL & DIAGNOSTIC LABORATORIES                       --          9,630        9,630           --           494         494

OIL & GAS EXTRACTION - 3.04%
GMX Resources*                                                --         20,890       20,890           --           782         782
Range Resources                                               --         20,505       20,505           --           560         560
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL OIL & GAS EXTRACTION                                    --         41,395       41,395           --         1,342       1,342

OTHER FINANCIAL INVESTMENT ACTIVITIES - 0.88%
Mitsubishi UFJ Financial Group ADR                            --         25,560       25,560           --           389         389
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL OTHER FINANCIAL INVESTMENT ACTIVITIES                   --         25,560       25,560           --           389         389

OTHER LEATHER & ALLIED PRODUCT MANUFACTURING - 1.17%
Coach*                                                        --         15,010       15,010           --           519         519
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL OTHER LEATHER & ALLIED PRODUCT MANUFACTURING            --         15,010       15,010           --           519         519

PAPER & PAPER PRODUCT WHOLESALE - 0.99%
VistaPrint*                                                   --         14,710       14,710           --           439         439
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL PAPER & PAPER PRODUCT WHOLESALE                         --         14,710       14,710           --           439         439

PHARMACEUTICAL & MEDICINE MANUFACTURING - 3.78%
Amylin Pharmaceuticals*                                       --          7,610        7,610           --           372         372
Gilead Sciences*                                           8,090         12,770       20,860          503           795       1,298
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL PHARMACEUTICAL & MEDICINE MANUFACTURING              8,090         20,380       28,470          503         1,167       1,670

SCIENTIFIC R&D SERVICES - 1.97%
Celgene*                                                  11,500             --       11,500          509            --         509
PDL BioPharma*                                                --         11,000       11,000           --           361         361
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL SCIENTIFIC R&D SERVICES                             11,500         11,000       22,500          509           361         870

SECURITIES & COMMODITY EXCHANGES - 1.47%
Chicago Mercantile Exchange Holdings                          --          1,450        1,450           --           649         649
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL SECURITIES & COMMODITY EXCHANGES                        --          1,450        1,450           --           649         649

SECURITY & COMMODITY CONTRACTS INTERMEDIATION
 & BROKERAGE  - 1.73%
Thomas Weisel Partners Group* #                               --         35,000       35,000           --           766         766
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL SECURITY & COMMODITY CONTRACTS INTERMEDIATION           --         35,000       35,000           --           766         766
 & BROKERAGE

SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
 MANUFACTURING - 26.58%
Advanced Micro Devices*                                   18,860         24,150       43,010          625           801       1,426
ASML Holding, NY Shares*                                  22,650             --       22,650          461            --         461
Broadcom, Cl A*                                           16,860         15,120       31,980          728           653       1,381
Emcore*                                                   30,060             --       30,060          307            --         307
Finisar*                                                  49,000             --       49,000          243            --         243
JDS Uniphase*                                            151,720        204,070      355,790          633           851       1,484
Marvell Technology Group*                                 12,130         18,500       30,630          656         1,001       1,657
ON Semiconductor*                                         29,700             --       29,700          216            --         216
PMC - Sierra*                                                 --         45,000       45,000           --           553         553
Silicon Laboratories*                                      9,290         17,780       27,070          511           977       1,488
Sirf Technology Holdings*#                                11,530          9,970       21,500          408           353         761
Trident Microsystems*                                     23,370         37,450       60,820          679         1,088       1,767
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT         375,170        372,040      747,210        5,467         6,277      11,744
 MANUFACTURING

SOFTWARE PUBLISHERS - 16.30%
Akamai Technologies*                                      14,470         23,580       38,050          476           776       1,252
F5 Networks*                                              10,730         16,970       27,700          778         1,230       2,008
Nuance Communications*                                    23,800         47,610       71,410          281           562         843
Openwave Systems*                                         28,360         33,970       62,330          612           733       1,345
Red Hat*                                                  14,220         20,520       34,740          398           574         972
Salesforce.com*                                            6,850         14,600       21,450          249           531         780
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL SOFTWARE PUBLISHERS                                 98,430        157,250      255,680        2,794         4,406       7,200

SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES - 1.83%
GameStop, Cl A* #                                             --         17,160       17,160           --           809         809
TOTAL SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES          --         17,160       17,160           --           809         809

TELECOMMUNICATIONS - 4.00%
China GrenTech, ADR*                                       8,800         16,200       25,000          151           277         428
NII Holdings*                                              9,940         12,800       22,740          586           755       1,341
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL TELECOMMUNICATIONS                                  18,740         29,000       47,740          737         1,032       1,769

TRAVELER ACCOMMODATION - 1.47%
Starwood Hotels & Resorts                                     --          9,620        9,620           --           651         651
 Worldwide
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL TRAVELER ACCOMMODATION                                  --          9,620        9,620           --           651         651

TOTAL COMMON STOCK (COST $11,006, $23,592 &
 $34,598) - 99.07%                                            --           --           --         15,551        28,218      43,769
                                                        --------     ----------   ----------    ---------     ---------   ---------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES - 6.92%
Boston Global Investment $11,006, $23,592 &
 $34,598) - 99.07%                                            --      3,058,860    3,058,860           --         3,059       3,059
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (COST $0, $3,059 & $3,059)                 --             --           --           --         3,059       3,059
                                                        --------     ----------   ----------    ---------     ---------   ---------

CASH EQUIVALENT - 1.56%
BlackRock TempCash Fund, Institutional Shares, 4.65%**    14,708        674,578      689,286           15           675         690
                                                        --------     ----------   ----------    ---------     ---------   ---------
TOTAL CASH EQUIVALENT (COST $15, $675 & $690)                 --             --           --           15           675         690


TOTAL INVESTMENTS (COST $11,021, $27,326 AND
 $38,347, RESPECTIVELY) - 107.56%                             --             --           --       15,566        31,952      47,518

OTHER ASSETS AND  LIABILITIES - (7.56)%                       --             --           --          (24)       (3,315)     (3,339)
                                                        --------     ----------   ----------    ---------     ---------   ---------
NET ASSETS - 100.00%                                          --             --           --    $  15,542     $  28,637   $  44,179
                                                        ========     ==========   ==========    =========     =========   =========



*     Non-income producing security
**    Rate shown is the 7-day yield as of March 31, 2006.
# Security fully or partially on loan at March 31, 2006. The total value of securities on loan at March 31, 2006, was $3,026,613
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loans. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

ADR -- American Depositary Receipt

CI -- Class

NY -- New York

TURNER NEW ENTERPRISE FUND
TURNER TECHNOLOGY FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006
(UNAUDITED)

                                                                           TURNER          TURNER         PRO FORMA      PRO FORMA
                                                                         TECHNOLOGY    NEW ENTERPRISE    ADJUSTMENTS     COMBINED
                                                                         VALUE (000)*    VALUE (000)*    VALUE (000)*   VALUE (000)*
                                                                        -----------      -----------      ---------     -----------
Assets:
       Investments securities, at cost                                  $    11,021      $    27,326      $      --     $    38,347
                                                                        -----------      -----------      ---------     -----------
       Investments securities, at value                                 $    15,566      $    31,952      $      --     $    47,518
       Receivable for investments securities sold                                89            1,630             --           1,719
       Receivable for capital shares sold                                        78              106             --             184
       Receivable for dividend and interest income                                2                7             --               9
                                                                        -----------      -----------      ---------     -----------
             Total assets                                                    15,735           33,695             --          49,430

Liabilities:
       Payable for capital shares redeemed                                        2               86             --              88
       Payable for investments securities purchased                             159            1,876             --           2,035
       Payable due to investment adviser                                         17               24             --              41
       Payable due to administrator                                               2                3             --               5
       Obligation to return securities lending collateral                        --            3,059             --           3,059
       Accrued expense                                                           13               10             --              23
                                                                        -----------      -----------      ---------     -----------
       Total liabilities                                                        193            5,058             --           5,163
                                                                        -----------      -----------      ---------     -----------

NET ASSETS CONSIST OF:                                                  $    15,542      $    28,637      $      --     $    44,179
                                                                        ===========      ===========      =========     ===========

       Portfolio capital of Class I Shares                              $   139,905      $    32,099             --     $   172,004
       Accumulated net investment loss                                          (93)             (46)            --            (139)
       Accumulated net realized loss on investments                        (128,815)          (8,042)            --        (136,857)
       Net unrealized appreciation on investments                             4,545            4,626             --           9,171
                                                                        -----------      -----------      ---------     -----------
       NET ASSETS                                                       $    15,542      $    28,637             --     $    44,179
                                                                        ===========      ===========      =========     ===========

       Outstanding shares of beneficial interest(1)
              Class I Shares (2)                                          1,903,994        3,945,647        236,807 A     6,086,448
                                                                        ===========      ===========      =========     ===========

       NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE -
          CLASS I SHARES                                                $      8.16      $      7.26             --     $      7.26
                                                                        ===========      ===========      ---------     ===========


A.   To record share adjustment due to merger
(1)  Unlimited authorization - par value $0.00001.
(2)  Shares have not been rounded.
*    Except per share information.

                    PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TURNER NEW ENTERPRISE FUND
TURNER TECHNOLOGY FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE 12 MONTHS ENDED MARCH 31, 2006
(UNAUDITED)

                                                                     TURNER          TURNER            PRO FORMA       PRO FORMA
                                                                   TECHNOLOGY    NEW ENTERPRISE       ADJUSTMENTS       COMBINED
                                                                   VALUE (000)     VALUE (000)        VALUE (000)      VALUE (000)
                                                                   -----------     ----------         ----------       ----------
Investment Income:
       Dividend                                                    $       18         $       73              --       $       91
       Interest                                                             5                 15              --               20
       Securities lending                                                   8                  8              --               16
       Foreign taxes withheld                                              --                 --              --               --
                                                                   ----------         ----------      ----------       ----------
       Total Investment Income                                     $       31         $       96              --       $      127

Expenses:
       Investment advisory fees                                           123                172              --              295
       Administrator fees                                                  20                 19              --               39
       Transfer agent fees                                                 57                 41             (23)(a)           75
       Printing fees                                                        3                  3              --                6
       Custodian fees                                                       7                 16              (3)(b)           20
       Professional fees                                                    3                  3              --                6
       Registration fees                                                    4                  3              (3)(c)            4
       Trustees' fees                                                      --                 --              --               --
       Insurance and other fees                                             4                  3              (3)(d)            4
                                                                   ----------         ----------      ----------       ----------

       Total expenses                                                     221                260             (32)             449

Less:
       Investment advisory fee waiver                                     (29)               (57)             11 (e)          (75)

       Net expenses                                                       192                203             (21)             374
                                                                   ----------         ----------      ----------       ----------

       Net investment income (loss)                                      (161)              (107)             21             (247)
                                                                   ----------         ----------      ----------       ----------

       Net realized gain (loss) from securities sold                    1,986              1,587              --            3,573
       Net unrealized appreciation (depreciation) of
       investment securities                                            2,752              3,207              --            5,959
                                                                   ----------         ----------      ----------       ----------

       Net realized and unrealized gain on investments                  4,738              4,794              --            9,532
                                                                   ----------         ----------      ----------       ----------

       Net increase in net assets resulting from operations        $    4,577         $    4,687      $       21       $    9,285
                                                                   ==========         ==========      ==========       ==========

(a) Adjustment of transfer agent fees to reflect the elimination of duplicate base transfer agent fee.
(b)  Adjustment to eliminate duplicate custodian transaction charges.
(c)  Adjustment to eliminate duplicate blue sky registration fees.
(d)  Adjustment for insurance and other fees associated with the merger.
(e) Adjustment to decrease the advisory fee waiver to the terms under the New Enterprise expense limitation agreement.


                  PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Turner New Enterprise Fund, a Series of Turner Funds (Massachusetts) Turner Technology Fund, a Series of Turner Funds (Massachusetts)

Notes to Pro Forma Financial Statements (unaudited)
March 31, 2006


The unaudited Pro Forma Combined Schedule of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed reorganization of the Turner Technology Fund ("Technology Fund") and Turner New Enterprise Fund ("New Enterprise Fund"). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of all of the assets and liabilities of the Technology Fund to the New Enterprise Fund. Turner New Enterprise Fund will be the accounting survivor.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Technology Fund and the New Enterprise Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

The Technology Fund and New Enterprise Fund are both open-end management investment companies registered under the Investment Company Act of 1940, as amended.

Pro Forma Adjustments:

The Pro Forma adjustments below reflect the impact of the reorganization between the Technology Fund and the New Enterprise Fund.

     (a) Adjustment of transfer agent fees to reflect the elimination of duplicate base transfer agent fees associated with the Technology Fund
     (b)      Adjustment to eliminate duplicate custodian transaction charges
     (c)      Adjustment to eliminate duplicate blue sky registration fees
     (d) Adjustment to eliminate duplicate insurance and other miscellaneous expenses
     (e) Adjustment to the advisory fee waiver to reflect the combined expense limitation of 0.21% for other expenses, after giving effect to adjustments (a) through (e) described above

The following is a summary of significant accounting policies followed by the Technology Fund and the New Enterprise Fund (the "Funds") which are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION--Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

                                  TURNER FUNDS
                                    FORM N-14
                           PART C - OTHER INFORMATION


ITEM 15.  INDEMNIFICATION
          ---------------

Article VIII of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit 1 of the Registration Statement, provides for the indemnification of the Registrant's Trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 16. EXHIBITS


     (1) (a) Agreement and Declaration of Trust of the Registrant dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement as filed on February 1, 1996.

          (b) Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997 is incorporated by reference to Exhibit 1(a) of the Registrant's Post-Effective Amendment No. 5 as filed on April 10, 1997.

          (c) Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001 is incorporated by reference to Exhibit a(3) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

     (2) (a) By-Laws are incorporated by reference to Exhibit 2 of the Registrant's Registration Statement as filed on February 1, 1996.


     (3) Not Applicable

     (4) Plan of Reorganization originally dated May 18, 2006 is attached to Appendix A of the Combined Proxy Statement/Prospectus.

     (5) Article III, Article IV, Section 6, Article V, Article VI, , Article IXof the Registrant's Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Sections 2, 7, 12.6 and 12.7 of the Registrant's Amended and Restated By-Laws incorporated by reference as Exhibit (2)(a).

     (6) (a) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit 5(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

          (b) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(4) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

          (c) Investment Advisory Agreement between the Registrant and Turner Investment Management LLC, with respect to the Small Cap Equity Fund, is incorporated by reference to Exhibit (d)(9) of the Registrant's Post-Effective Amendment No. 23 as filed on March 14, 2002.

          (d) Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(4) of the Registrant's Post-Effective Amendment No. 41 as filed on October 7, 2005.

          (e) Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(5) of the Registrant's Post-Effective Amendment No. 38 as filed on May 31, 2005.

     (7) (a) Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit (e)(1) of the Registrant's Post-Effective Amendment No. 42 as filed on January 27, 2006.

     (8)  Not applicable.

     (9) (a) Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g) of the Registrant's Post-Effective Amendment No. 32 as filed on January 28, 2003.

          (b) Amended Schedule A to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of the Registrant's Post-Effective Amendment No. 39 as filed on July 25, 2005.

     (10) (a) Amended and Restated Rule 12b-1 plan is incorporated by reference to Exhibit (m)(1) of the Registrant's Post-Effective Amendment No. 38 as filed on May 31, 2005.

          (b)  Amended Rule 18f-3 plan is incorporated by reference to Exhibit
               (n)(1) of the Registrant's Post-Effective Amendment No. 38 as filed on May 31, 2005.

     (11) Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable is filed herewith.

     (12) Opinion of counsel with respect to certain tax consequences is filed herewith.

     (13) (a) Amended and Restated Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (h)(1) of the Registrant's Post-Effective Amendment No. 38 as filed on May 31, 2005.

          (b) Class II Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (h)(2) of the Registrant's Post-Effective Amendment No. 38 as filed on May 31, 2005.

          (c) Sub-Administration Agreement between Turner Investment Partners, Inc., and SEI Investments Mutual Fund Services is incorporated by reference to Exhibit h(2) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

          (d) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit h(3) of the Registrant's Post-Effective Amendment No. 11 as filed on January 23, 1998.

          (e) Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. with respect to Turner Large Cap Value Fund is incorporated by reference to Exhibit h(5) of the Registrant's Post-Effective Amendment No. 42 as filed on January 27, 2006.

          (f) Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. with respect to Turner Strategic Growth Fund is incorporated by reference to Exhibit h(6) of the Registrant's Post-Effective Amendment No. 42 as filed on January 27, 2006.

          (g) Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Management LLC with respect to Turner Small Cap Equity Fund is incorporated by reference to Exhibit h(7) of the Registrant's Post-Effective Amendment No. 42 as filed on January 27, 2006.

          (h) Contractual Fee Waiver Agreement between the Registrant and Turner Investment Partners, Inc. with respect to Class I Shares of Turner Core Growth Fund is incorporated by reference to Exhibit h(8) of the Registrant's Post-Effective Amendment No. 42 as filed on January 27, 2006.

          (i) Contractual Fee Waiver Agreement between the Registrant and Turner Investment Partners, Inc. with respect to Turner New Enterprise Fund is filed herewith.

     (14) (a)  Consent of KPMG LLP is filed herewith.

          (b)  Consent of Ernst & Young LLP is filed herewith.

     (15) Not Applicable

     (16) (a)  Powers of Attorney of Alfred C. Salvato, Janet F. Sansone, Robert
               E. Turner and John T. Wholihan are filed herewith.

     (17) (a)  Form of Proxy Cards are filed herewith.

          (b) Prospectus dated January 31, 2006 with respect to the Turner Funds is filed herewith.

          (c)  Supplement dated May 25, 2006 is filed herewith.

          (d) Statement of Additional Information dated January 31, 2006, as amended May 8, 2006 of the Turner Funds is filed herewith.

          (e) Turner Funds Annual Report to Shareholders for the fiscal year ended September 30, 2005 is filed herewith.

          (f) Turner Funds Semi-Annual Report to Shareholders for the semi-annual period ended March 31, 2006 is filed herewith.

ITEM 17. UNDERTAKINGS
         ------------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


                  As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Berwyn, and Commonwealth of Pennsylvania, on the 16th day of June, 2006.

                                              TURNER FUNDS

                                              By: /s/ MICHAEL LAWSON
                                                  --------------------------
                                                  Michael Lawson
                                                  Controller and Chief Financial
                                                  Officer


         Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


*ROBERT E. TURNER                   Trustee                        June 16, 2006
-----------------------------
Robert E. Turner


*JANET F. SANSONE                   Trustee                        June 16, 2006
-----------------------------
Janet F. Sansone


* ALFRED C. SALVATO                 Trustee and Chairman of        June 16, 2006
-----------------------------       the Board
Alfred C. Salvato


* JOHN T. WHOLIHAN                  Trustee                        June 16, 2006
-----------------------------
John T. Wholihan


/s/ THOMAS R. TRALA                 President and Chief            June 16, 2006
-----------------------------       Executive Officer
Thomas R. Trala


/s/ MICHAEL LAWSON                  Controller and Chief           June 16, 2006
-----------------------------       Financial Officer
Michael Lawson


*By: /s/ BRIAN F. MCNALLY
     ------------------------
     Brian F. McNally
     Attorney-In-Fact (pursuant to Power of Attorney)

                                  EXHIBIT INDEX
                                  -------------

(11) Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable.

(12)        Opinion of counsel with respect to certain tax consequences.

(13)(i) Contractual Fee Waiver Agreement between the Registrant and Turner Investment Partners, Inc. with respect to Turner New Enterprise Fund.

(14)(a)     Consent of KPMG LLP.

(14)(b)     Consent of Ernst & Young LLP.

(16)(a) Powers of Attorney of Alfred C. Salvato, Janet F. Sansone, Robert E. Turner and John T. Wholihan.

(17)(a)     Form of Proxy Cards.

(17)(b)     Prospectus dated January 31, 2006 with respect to the Turner Funds.

(17)(c)     Supplement dated May 25, 2006.

(17)(d) Statement of Additional Information dated January 31, 2006, as amended May 8, 2006 of the Turner Funds.

(17)(e) Turner Funds Annual Report to Shareholders for the fiscal year ended September 30, 2005.

(17)(f) Turner Funds Semi-Annual Report to Shareholders for the semi-annual period ended March 31, 2006.